Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	K WAVE MEDIA LTD.
Entity Central Index Key	0002000756
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	121 South Church Street
Entity Address, Address Line Two	George Town
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	703
Local Phone Number	790-0717
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	+1
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.